DECHERT PRICE & RHOADS
                                1500 K St., N.W.
                              Washington, DC 20005



                                   May 5, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Neuberger&Berman Advisers Management Trust
                  File Nos. 2-88566 and 811-4255

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Neuberger&Berman Advisers Management Trust, a registered management investment company (the "Trust"), that the form of each Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 23 on Form N-1A which was filed electronically with the Commission on March 28, 1997.

                                                     Sincerely,

                                                     /s/ Sander M. Bieber